CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Current assets:
Cash and equivalents	$ 239	$ 56
Merchandise inventories	901	862
Prepaid expenses and other	95	86
Deferred income taxes	39	37
Income tax receivables	2	3
Total current assets	1,276	1,044
Property and equipment, at cost	1,600	1,502
Less accumulated depreciation and amortization	(1,242)	(1,164)
Property and equipment, net	358	338
Goodwill	94	94
Debt issuance costs, net of accumulated amortization of $56 at February 1, 2014, and $54 at February 2, 2013	52	46
Deferred income taxes	28	30
Other assets	3	3
Total non-current assets	177	173
Total assets	1,811	1,555
Current liabilities:
Accounts payable	368	263
Accrued liabilities and other	409	367
Share-based compensation liability		35
Current portion of long-term debt	16	150
Dividend payable	2
Deferred income taxes	1	4
Income taxes payable	30	37
Total current liabilities	826	856
Long-term debt	3,678	2,891
Deferred income taxes	2	2
Share-based compensation liability		27
Other liabilities	87	83
Total long-term liabilities	3,767	3,003
Total liabilities	4,593	3,859
Commitments and contingencies
Commitments and contingencies Stockholders' deficit:
Common stock, $0.06775 par value, 350,000,000.0 shares authorized; 175,024,037.2 shares issued and outstanding at February 1, 2014 and 174,780,137.1 shares issued and outstanding at February 2, 2013	12	12
Additional paid-in capital	94	37
Accumulated deficit	(2,888)	(2,359)
Accumulated other comprehensive (loss) income		6
Total stockholders' deficit	(2,782)	(2,304)
Total liabilities and stockholders' deficit	$ 1,811	$ 1,555